Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000176936 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000176936 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000176936 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176936 | FR_TSR_TOP10_WTI
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000176936 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176936 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176936 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176936 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176936 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176936 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176936 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	28.40%
C000176936 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	27.50%
C000176936 | SectorMetals - Precious
Holdings [Line Items]
Percent of Total Investments	22.90%
C000176936 | SectorMetals - Industrial
Holdings [Line Items]
Percent of Total Investments	15.30%
C000176936 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176935 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000176935 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000176935 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176935 | FR_TSR_TOP10_WTI
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176935 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176935 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176935 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176935 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176935 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176935 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176935 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	28.50%
C000176935 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	27.80%
C000176935 | SectorMetals - Precious
Holdings [Line Items]
Percent of Total Investments	22.70%
C000176935 | SectorMetals - Industrial
Holdings [Line Items]
Percent of Total Investments	15.40%
C000176935 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	5.60%
C000229118 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000229118 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000229118 | FR_TSR_TOP10_ZINC
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000229118 | FR_TSR_TOP10_NICKEL
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000229118 | FR_TSR_TOP10_LEAD
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229118 | SectorCopper
Holdings [Line Items]
Percent of Total Investments	34.20%
C000229118 | SectorAluminum
Holdings [Line Items]
Percent of Total Investments	28.10%
C000229118 | SectorZinc
Holdings [Line Items]
Percent of Total Investments	17.90%
C000229118 | SectorNickel
Holdings [Line Items]
Percent of Total Investments	14.90%
C000229118 | SectorLead
Holdings [Line Items]
Percent of Total Investments	4.90%